UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3537


Signature, Place and Date of Signing:


/s/ Kian Ghazi                New York, New York             May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $ 128,860
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                         VALUE                  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      X($1000)  SH/PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
ABERCROMBIE & FITCH CO        CLASS A         002896207   11,919     203,045    SH           SOLE       NONE      203,045
ANN INC                       COM             036115103    6,082     208,933    SH           SOLE       NONE      208,933
AVIAT NETWORKS INC            COM             05366Y102   11,289   2,183,501    SH           SOLE       NONE    2,183,501
DELL INC                      COM             24702R101   14,110     972,414    SH           SOLE       NONE      972,414
ELECTRONIC ARTS INC           COM             285512109   17,792     911,006    SH           SOLE       NONE      911,006
FALCONSTOR SOFTWARE INC       COM             306137100    1,066     234,288    SH           SOLE       NONE      234,288
FROZEN FOOD EXPRESS INDS INC  COM             359360104    6,192   1,805,218    SH           SOLE       NONE    1,805,218
IAC INTERACTIVECORP           COM PAR $.001   44919P508    7,699     249,098    SH           SOLE       NONE      249,098
INGRAM MICRO INC              CL A            457153104    7,583     360,573    SH           SOLE       NONE      360,573
KNOT INC                      COM             499184109   10,909     905,325    SH           SOLE       NONE      905,325
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100    2,544      42,333    SH           SOLE       NONE       42,333
SPDR GOLD TRUST               GOLD SHS        78463V107    7,238      51,755    SH           SOLE       NONE       51,755
SPDR S&P 500 ETF TR           TR UNIT         78462F103    6,683      50,400         PUT     SOLE       NONE       50,400
SYMANTEC CORP                 COM             871503108   17,754     957,586    SH           SOLE       NONE      957,586




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